June 11, 2012

VIA COURIER AND EDGAR

Re:	Xylem Inc.
Amendment No. 1 to Registration Statement on Form S-4 (File No. 333-181643)

Mr. Timothy Buchmiller

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Mailstop 7010

Washington, D.C. 20549

Dear Mr. Buchmiller:

On behalf of Xylem Inc. (the “Company”), we hereby transmit via EDGAR for filing with the Securities and Exchange Commission the above-referenced amendment to the above-referenced registration statement (the “Registration Statement”), marked to show changes from the initial filing of the Registration Statement as filed on May 24, 2012. The Registration Statement has been revised in response to the Staff’s oral comments received on Thursday, June 7, 2012.

Please do not hesitate to call Gary L. Sellers at 212-455-2695 or Arjun Koshal at 212-455-3379, with any questions or further comments you may have regarding the filing.

Very truly yours,

/s/ Simpton Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Frank R. Jimenez, Esq.